Leases - Summary of Components of Lease Expense (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease expense		¥ 9,472	¥ 7,434
Short-term lease expense	[1]	876	798
Total lease cost		¥ 10,348	¥ 8,232

[1]	Includes leases with a term of one year or less.